Share-based compensation - Share option awards (Details)	12 Months Ended
Dec. 31, 2021 yr shares installment
share-based compensation
Number of vesting installments	4
Expected lives (years) | yr	6.5
Equity share option awards | Graded-Vesting Method
share-based compensation
Vesting period	4 years
Number of vesting installments	4
Expected lives (years)	10
Equity share option awards | Cliff-Vesting Method
share-based compensation
Vesting period	3 years
Phantom share option awards
share-based compensation
Vesting period	30 months
Share options granted (in shares) | shares	0
Maximum | Share option awards
share-based compensation
Exercise period	10 years
Maximum | Phantom share option awards
share-based compensation
Variable payout (as a percent)	100.00%
Minimum | Phantom share option awards
share-based compensation
Variable payout (as a percent)	0.00%